Income taxes - Deferred income taxes by nature (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred income taxes balances
Deferred income tax assets	R$ 185,448	R$ 419,625
Deferred asset loss allowance	(205,742)	0
Deferred income tax liabilities	(141,158)	(91,140)
Deferred income tax , net	44,290	328,485	R$ 316,731
Amortization of fair value adjustment
Deferred income taxes balances
Deferred income tax assets	24,978	36,328
Deferred income tax liabilities	(8,492)	(1,083)
Tax losses
Deferred income taxes balances
Deferred income tax assets	232,554	215,336
Allowance for expected credit losses
Deferred income taxes balances
Deferred income tax assets	30,359	38,323
Adjustment to present value
Deferred income taxes balances
Deferred income tax assets	24,689	32,717
Deferred income tax liabilities	(27,236)	(23,571)
Allowance for inventory losses
Deferred income taxes balances
Deferred income tax assets	1,632	4,559
Financial effect on derivatives
Deferred income taxes balances
Deferred income tax assets	12,129	3,849
Deferred income tax liabilities	(14,203)	(6,343)
Fair value of commodity forward contracts
Deferred income taxes balances
Deferred income tax assets	11,811	13,923
Deferred income tax liabilities	(34,354)	(30,747)
Unrealized exchange gains or losses
Deferred income taxes balances
Deferred income tax assets	4,384	5,202
Deferred income tax liabilities	(14,694)	(2,742)
Unrealized profit in Inventories
Deferred income taxes balances
Deferred income tax assets	10,281	22,156
Amortized right-of-use assets
Deferred income taxes balances
Deferred income tax assets	16,797	20,320
Deferred income tax liabilities	(19,681)	(12,257)
Deferred income tax on goodwill
Deferred income taxes balances
Deferred income tax liabilities	(10,133)	(1,892)
Provision for management bonuses
Deferred income taxes balances
Deferred income tax assets	12,643	17,478
Deferred income tax liabilities	(2,312)	0
Other provisions
Deferred income taxes balances
Deferred income tax assets	8,933	9,434
Deferred income tax liabilities	R$ (10,053)	R$ (12,505)